SHARE-BASED PAYMENTS - Schedule of fair value of units granted (Details)	9 Months Ended
	Sep. 30, 2025 shares $ / shares	Sep. 30, 2024 shares $ / shares
RSU's
Number of units
Outstanding, beginning balance (in shares) | shares	1,018,974	0
Granted during the year (in shares) | shares	692,476	1,101,085
Vested during the year (in shares) | shares	(380,003)	(10,060)
Forfeited during the year (in shares) | shares	(82,183)	(16,154)
Outstanding, ending balance (in shares) | shares	1,249,264	1,074,871
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in USD per share) | $ / shares	$ 13.63	$ 0
Granted during the year (in USD per share) | $ / shares	27.43	13.63
Vested during the year (in USD per share) | $ / shares	13.83	13.64
Forfeited during the year (in USD per share) | $ / shares	18.45	13.64
Outstanding, ending balance (in USD per share) | $ / shares	$ 20.90	$ 13.63
PSU's
Number of units
Outstanding, beginning balance (in shares) | shares	1,888,821	0
Granted during the year (in shares) | shares	1,176,450	2,012,596
Vested during the year (in shares) | shares	(19,155)	0
Forfeited during the year (in shares) | shares	(166,687)	(30,096)
Outstanding, ending balance (in shares) | shares	2,879,429	1,982,500
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in USD per share) | $ / shares	$ 14.55	$ 0
Granted during the year (in USD per share) | $ / shares	27.22	14.55
Vested during the year (in USD per share) | $ / shares	15.46	0
Forfeited during the year (in USD per share) | $ / shares	18.61	14.55
Outstanding, ending balance (in USD per share) | $ / shares	$ 19.48	$ 14.55